PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Jun. 30, 2025
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

6.PROPERTY, PLANT AND EQUIPMENT

	Land and			Office equipment	Computer
Cost	building	Machinery	Motor vehicles	and furniture	software	Total
Balance, July 1, 2023	$630,000	$485,617	$579,032	$267,275	$93,515	2,055,439
Additions	—	1,023	—	136,171	—	137,194
Disposals	—	—	(110,838)	(30,709)	—	(141,547)
Reclassifed among asset groups	—	(18,296)	18,296	—	—	—
Reclassifed to mineral property interests	—	(10,685)	—	—	—	(10,685)
Foreign currency translation impact	—	—	—	(3,209)	(3,054)	(6,263)
Balance, June 30, 2024	$630,000	$457,659	$486,490	$369,528	$90,461	$2,034,138
Additions	—	67,748	—	17,372	—	85,120
Foreign currency translation impact	—	—	—	306	292	598
Balance, June 30, 2025	$630,000	$525,407	$486,490	$387,206	$90,753	$2,119,856

Accumulated depreciation and amortization
Balance, July 1, 2023	$—	$(170,912)	$(296,910)	$(177,284)	$(70,494)	$(715,600)
Depreciation	—	(60,682)	(94,549)	(46,349)	(11,711)	(213,291)
Disposals	—	—	110,837	23,352	—	134,189
Foreign currency translation impact	—	—	—	2,676	2,418	5,094
Balance, June 30, 2024	$—	$(231,594)	$(280,622)	$(197,605)	$(79,787)	$(789,608)
Depreciation	—	(62,280)	(79,251)	(44,539)	(10,469)	(196,539)
Foreign currency translation impact	—	—	—	(415)	(497)	(912)
Balance, June 30, 2025	$—	$(293,874)	$(359,873)	$(242,559)	$(90,753)	$(987,059)

Carrying amount
Balance, June 30, 2024	$630,000	$226,065	$205,868	$171,923	$10,674	$1,244,530
Balance, June 30, 2025	$630,000	$231,533	$126,617	$144,647	$—	$1,132,797

For the year ended June 30, 2025, no equipment was disposed (year ended June 30, 2024 – proceeds of $58,776 and gain of $51,418).